Consolidated Statements of Comprehensive Loss (Statement) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net loss	$ (338,060)	$ (14,021)
Other comprehensive income (loss), net of taxes:
Foreign currency translation gain (loss)	(187)	99
Unrealized loss on available-for-sale securities, net of tax	(1,487)	0
Other comprehensive income (loss)	(1,674)	99
Comprehensive loss	$ (339,734)	$ (13,922)